Note 2 - Summary of Significant Accounting Policies: B) Cash and Cash Equivalents (Policies)	12 Months Ended
Dec. 31, 2012
Policies
B) Cash and Cash Equivalents	b) Cash and Cash Equivalents The Company considers all highly liquid instruments with a maturity of three months or less at the time of issuance to be cash equivalents.